BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION
Subsidiaries
Name of the subsidiary	Ownership Percentage	Project	Location
Gold Canyon Resources Inc.	100%	Springpole Gold Project (“Springpole”)	Northwestern Ontario, Canada
Coastal Gold Corp.	100%	Hope Brook Gold Project (“Hope Brook”)	Newfoundland, Canada
Cameron Gold Operations Ltd.	100%	Cameron Gold Project (“Cameron”)	Northwestern Ontario, Canada
Clifton Star Resources Inc.	100%	Duquesne Gold Project (“Duquesne”) Pitt Gold Project (“Pitt”) 10% indirect interest in the Duparquet Gold Project (“Duparquet”) (Note 22: Subsequent Events)	Québec, Canada